UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Floating Rate Fund
Class A / RFRAX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 104	0.99%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit selection
| The Fund benefited from positive credit selection broadly, with particular positive impact from distressed credits. Also, credit selection in the food and manufacturing sectors contributed positively to the Fund’s returns.
Industry allocation
| The Fund was overweight in the gaming/leisure sector and underweight in the telecom sector.
High yield bonds and other assets
| The Fund kept a 3-5% position in high yield bonds throughout the fiscal year. The strong performance of the bonds in the portfolio contributed to the Fund’s returns.
Top Performance Detractors
Risk allocation
| The Fund was positioned largely in line with the benchmark throughout the period, however the Fund trended towards more conservative positioning over the period. The slight underweight positioning in riskier CCC- rated and non-rated loans was headwind for the performance of the Fund.
Industry allocation
| The overweight positioning in the broadcasting sector and the underweight in the recovering healthcare sector were headwinds for the Fund. Furthermore, credit selection in the broadcasting and cable/wireless sectors detracted from the Fund’s performance.
Cash
| The Fund maintained a 3-5% cash position to provide liquidity for fund flows. Keeping this cash in the Fund detracted from the performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	9.17	4.04	3.75
Class A (including sales charges) (a)	5.90	3.40	3.43
Credit Suisse Leveraged Loan Index	10.42	5.35	4.69
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 753,776,357
Total number of portfolio holdings	338
Management services fees (represents 0.65% of Fund average net assets)	$ 4,935,589
Portfolio turnover for the reporting period	80%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Medline Borrower LP 10/23/2028 7.844%	0.8%
Cloud Software Group, Inc. 03/30/2029 9.335%	0.7%
Entain PLC 10/31/2029 8.014%	0.7%
McAfee Corp. 03/01/2029 8.593%	0.7%
Great Outdoors Group LLC 03/06/2028 9.208%	0.7%
Peraton Corp. 02/01/2028 9.194%	0.6%
Central Parent LLC 07/06/2029 8.585%	0.6%
Clydesdale Acquisition Holdings, Inc. 04/13/2029 9.119%	0.6%
Creative Artists Agency LLC 11/27/2028 8.594%	0.6%
Whatabrands LLC 08/03/2028 8.094%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Floating Rate Fund
Advisor Class / CFLRX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 77	0.74%
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit selection
| The Fund benefited from positive credit selection broadly, with particular positive impact from distressed credits. Also, credit selection in the food and manufacturing sectors contributed positively to the Fund’s returns.
Industry allocation
| The Fund was overweight in the gaming/leisure sector and underweight in the telecom sector.
High yield bonds and other assets
| The Fund kept a 3-5% position in high yield bonds throughout the fiscal year. The strong performance of the bonds in the portfolio contributed to the Fund’s returns.
Top Performance Detractors
Risk allocation
| The Fund was positioned largely in line with the benchmark throughout the period, however the Fund trended towards more conservative positioning over the period. The slight underweight positioning in riskier CCC- rated and non-rated loans was headwind for the performance of the Fund.
Industry allocation
| The overweight positioning in the broadcasting sector and the underweight in the recovering healthcare sector were headwinds for the Fund. Furthermore, credit selection in the broadcasting and cable/wireless sectors detracted from the Fund’s performance.
Cash
| The Fund maintained a 3-5% cash position to provide liquidity for fund flows. Keeping this cash in the Fund detracted from the performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a)	9.44	4.29	4.02
Credit Suisse Leveraged Loan Index	10.42	5.35	4.69
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 753,776,357
Total number of portfolio holdings	338
Management services fees (represents 0.65% of Fund average net assets)	$ 4,935,589
Portfolio turnover for the reporting period	80%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Medline Borrower LP 10/23/2028 7.844%	0.8%
Cloud Software Group, Inc. 03/30/2029 9.335%	0.7%
Entain PLC 10/31/2029 8.014%	0.7%
McAfee Corp. 03/01/2029 8.593%	0.7%
Great Outdoors Group LLC 03/06/2028 9.208%	0.7%
Peraton Corp. 02/01/2028 9.194%	0.6%
Central Parent LLC 07/06/2029 8.585%	0.6%
Clydesdale Acquisition Holdings, Inc. 04/13/2029 9.119%	0.6%
Creative Artists Agency LLC 11/27/2028 8.594%	0.6%
Whatabrands LLC 08/03/2028 8.094%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Floating Rate Fund
Class C / RFRCX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 181	1.74%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit selection
| The Fund benefited from positive credit selection broadly, with particular positive impact from distressed credits. Also, credit selection in the food and manufacturing sectors contributed positively to the Fund’s returns.
Industry allocation
| The Fund was overweight in the gaming/leisure sector and underweight in the telecom sector.
High yield bonds and other assets
| The Fund kept a 3-5% position in high yield bonds throughout the fiscal year. The strong performance of the bonds in the portfolio contributed to the Fund’s returns.
Top Performance Detractors
Risk allocation
| The Fund was positioned largely in line with the benchmark throughout the period, however the Fund trended towards more conservative positioning over the period. The slight underweight positioning in riskier CCC- rated and non-rated loans was headwind for the performance of the Fund.
Industry allocation
| The overweight positioning in the broadcasting sector and the underweight in the recovering healthcare sector were headwinds for the Fund. Furthermore, credit selection in the broadcasting and cable/wireless sectors detracted from the Fund’s performance.
Cash
| The Fund maintained a 3-5% cash position to provide liquidity for fund flows. Keeping this cash in the Fund detracted from the performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	8.32	3.26	2.98
Class C (including sales charges) (a)	7.32	3.26	2.98
Credit Suisse Leveraged Loan Index	10.42	5.35	4.69
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 753,776,357
Total number of portfolio holdings	338
Management services fees (represents 0.65% of Fund average net assets)	$ 4,935,589
Portfolio turnover for the reporting period	80%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Medline Borrower LP 10/23/2028 7.844%	0.8%
Cloud Software Group, Inc. 03/30/2029 9.335%	0.7%
Entain PLC 10/31/2029 8.014%	0.7%
McAfee Corp. 03/01/2029 8.593%	0.7%
Great Outdoors Group LLC 03/06/2028 9.208%	0.7%
Peraton Corp. 02/01/2028 9.194%	0.6%
Central Parent LLC 07/06/2029 8.585%	0.6%
Clydesdale Acquisition Holdings, Inc. 04/13/2029 9.119%	0.6%
Creative Artists Agency LLC 11/27/2028 8.594%	0.6%
Whatabrands LLC 08/03/2028 8.094%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Floating Rate Fund
Institutional Class / CFRZX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 77	0.74%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit selection
| The Fund benefited from positive credit selection broadly, with particular positive impact from distressed credits. Also, credit selection in the food and manufacturing sectors contributed positively to the Fund’s returns.
Industry allocation
| The Fund was overweight in the gaming/leisure sector and underweight in the telecom sector.
High yield bonds and other assets
| The Fund kept a 3-5% position in high yield bonds throughout the fiscal year. The strong performance of the bonds in the portfolio contributed to the Fund’s returns.
Top Performance Detractors
Risk allocation
| The Fund was positioned largely in line with the benchmark throughout the period, however the Fund trended towards more conservative positioning over the period. The slight underweight positioning in riskier CCC- rated and non-rated loans was headwind for the performance of the Fund.
Industry allocation
| The overweight positioning in the broadcasting sector and the underweight in the recovering healthcare sector were headwinds for the Fund. Furthermore, credit selection in the broadcasting and cable/wireless sectors detracted from the Fund’s performance.
Cash
| The Fund maintained a 3-5% cash position to provide liquidity for fund flows. Keeping this cash in the Fund detracted from the performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	9.40	4.29	4.01
Credit Suisse Leveraged Loan Index	10.42	5.35	4.69
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 753,776,357
Total number of portfolio holdings	338
Management services fees (represents 0.65% of Fund average net assets)	$ 4,935,589
Portfolio turnover for the reporting period	80%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Medline Borrower LP 10/23/2028 7.844%	0.8%
Cloud Software Group, Inc. 03/30/2029 9.335%	0.7%
Entain PLC 10/31/2029 8.014%	0.7%
McAfee Corp. 03/01/2029 8.593%	0.7%
Great Outdoors Group LLC 03/06/2028 9.208%	0.7%
Peraton Corp. 02/01/2028 9.194%	0.6%
Central Parent LLC 07/06/2029 8.585%	0.6%
Clydesdale Acquisition Holdings, Inc. 04/13/2029 9.119%	0.6%
Creative Artists Agency LLC 11/27/2028 8.594%	0.6%
Whatabrands LLC 08/03/2028 8.094%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Floating Rate Fund
Institutional 2 Class / RFRFX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 74	0.71%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit selection
| The Fund benefited from positive credit selection broadly, with particular positive impact from distressed credits. Also, credit selection in the food and manufacturing sectors contributed positively to the Fund’s returns.
Industry allocation
| The Fund was overweight in the gaming/leisure sector and underweight in the telecom sector.
High yield bonds and other assets
| The Fund kept a 3-5% position in high yield bonds throughout the fiscal year. The strong performance of the bonds in the portfolio contributed to the Fund’s returns.
Top Performance Detractors
Risk allocation
| The Fund was positioned largely in line with the benchmark throughout the period, however the Fund trended towards more conservative positioning over the period. The slight underweight positioning in riskier CCC- rated and non-rated loans was headwind for the performance of the Fund.
Industry allocation
| The overweight positioning in the broadcasting sector and the underweight in the recovering healthcare sector were headwinds for the Fund. Furthermore, credit selection in the broadcasting and cable/wireless sectors detracted from the Fund’s performance.
Cash
| The Fund maintained a 3-5% cash position to provide liquidity for fund flows. Keeping this cash in the Fund detracted from the performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	9.46	4.35	4.06
Credit Suisse Leveraged Loan Index	10.42	5.35	4.69
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 753,776,357
Total number of portfolio holdings	338
Management services fees (represents 0.65% of Fund average net assets)	$ 4,935,589
Portfolio turnover for the reporting period	80%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Medline Borrower LP 10/23/2028 7.844%	0.8%
Cloud Software Group, Inc. 03/30/2029 9.335%	0.7%
Entain PLC 10/31/2029 8.014%	0.7%
McAfee Corp. 03/01/2029 8.593%	0.7%
Great Outdoors Group LLC 03/06/2028 9.208%	0.7%
Peraton Corp. 02/01/2028 9.194%	0.6%
Central Parent LLC 07/06/2029 8.585%	0.6%
Clydesdale Acquisition Holdings, Inc. 04/13/2029 9.119%	0.6%
Creative Artists Agency LLC 11/27/2028 8.594%	0.6%
Whatabrands LLC 08/03/2028 8.094%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Floating Rate Fund
Institutional 3 Class / CFRYX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Floating Rate Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 70	0.67%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Credit selection
| The Fund benefited from positive credit selection broadly, with particular positive impact from distressed credits. Also, credit selection in the food and manufacturing sectors contributed positively to the Fund’s returns.
Industry allocation
| The Fund was overweight in the gaming/leisure sector and underweight in the telecom sector.
High yield bonds and other assets
| The Fund kept a 3-5% position in high yield bonds throughout the fiscal year. The strong performance of the bonds in the portfolio contributed to the Fund’s returns.
Top Performance Detractors
Risk allocation
| The Fund was positioned largely in line with the benchmark throughout the period, however the Fund trended towards more conservative positioning over the period. The slight underweight positioning in riskier CCC- rated and non-rated loans was headwind for the performance of the Fund.
Industry allocation
| The overweight positioning in the broadcasting sector and the underweight in the recovering healthcare sector were headwinds for the Fund. Furthermore, credit selection in the broadcasting and cable/wireless sectors detracted from the Fund’s performance.
Cash
| The Fund maintained a 3-5% cash position to provide liquidity for fund flows. Keeping this cash in the Fund detracted from the performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a),(b)	9.48	4.37	4.07
Credit Suisse Leveraged Loan Index	10.42	5.35	4.69
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
The returns shown for periods prior to June 1, 2015 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 753,776,357
Total number of portfolio holdings	338
Management services fees (represents 0.65% of Fund average net assets)	$ 4,935,589
Portfolio turnover for the reporting period	80%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody's doesn't rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Medline Borrower LP 10/23/2028 7.844%	0.8%
Cloud Software Group, Inc. 03/30/2029 9.335%	0.7%
Entain PLC 10/31/2029 8.014%	0.7%
McAfee Corp. 03/01/2029 8.593%	0.7%
Great Outdoors Group LLC 03/06/2028 9.208%	0.7%
Peraton Corp. 02/01/2028 9.194%	0.6%
Central Parent LLC 07/06/2029 8.585%	0.6%
Clydesdale Acquisition Holdings, Inc. 04/13/2029 9.119%	0.6%
Creative Artists Agency LLC 11/27/2028 8.594%	0.6%
Whatabrands LLC 08/03/2028 8.094%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Audit fees (a)	41,999	40,290	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	13,765	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Floating Rate Fund
Annual Financial Statements and Additional Information
July 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Floating Rate Fund | 2024

Portfolio of Investments
July 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.4%
Issuer	Shares	Value ($)
Communication Services 0.3%
Diversified Telecommunication Services 0.2%
Windstream Services LLC(a)	139,708	1,955,912
Media 0.1%
Clear Channel Outdoor Holdings, Inc.(a)	198,952	330,260
iHeartMedia, Inc., Class A(a)	84,607	150,601
Star Tribune Co. (The)(a),(b),(c)	1,098	—
Total		480,861
Total Communication Services		2,436,773
Consumer Discretionary 0.0%
Household Durables 0.0%
Serta Simmons Bedding LLC(a)	394	2,955
Total Consumer Discretionary		2,955
Energy 0.0%
Energy Equipment & Services 0.0%
McDermott International Ltd.(a)	184,336	43,227
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(a)	64,498	76,591
Southcross Energy Partners LLC(a),(b),(c)	107,918	0
Southcross Energy Partners LLC, Class A(a),(b),(c)	2,041,444	2
Total		76,593
Total Energy		119,820
Financials 0.0%
Financial Services 0.0%
Bright Bidco BV(a)	4,398	4,306
Total Financials		4,306
Health Care 0.0%
Health Care Providers & Services 0.0%
Envision Healthcare Corp.(a)	33,311	358,093
Total Health Care		358,093
Industrials 0.0%
Machinery 0.0%
TNT Crane and Rigging, Inc.(a)	60,744	98,709
Total Industrials		98,709
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.1%
Communications Equipment 0.0%
Riverbed Technology, Inc.(a)	8,710	3,832
Software 0.1%
Avaya Holdings Corp.(a)	11,843	68,097
Avaya Holdings Corp.(a)	57,166	328,705
Total		396,802
Total Information Technology		400,634
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(a),(b),(c)	1,684,573	2
Total Materials		2
Total Common Stocks (Cost $6,976,768)		3,421,292

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(c)	7.000%	9,297	2,370
Total Information Technology			2,370
Total Convertible Preferred Stocks (Cost $201,434)			2,370

Corporate Bonds & Notes 2.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,000,000	922,433
WR Grace Holdings LLC(d)
08/15/2029	5.625%	1,000,000	915,444
Total			1,837,877
Environmental 0.2%
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	1,250,000	1,240,634
Finance Companies 0.5%
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	2,500,000	2,426,836
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Wholesale Mortgage LLC(d)
04/15/2029	5.500%	1,250,000	1,206,480
Total			3,633,316
Food and Beverage 0.1%
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	733,000	725,270
Gaming 0.3%
CCM Merger, Inc.(d)
05/01/2026	6.375%	2,000,000	1,997,558
Independent Energy 0.3%
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	2,000,000	1,988,985
Leisure 0.2%
Viking Cruises Ltd.(d)
09/15/2027	5.875%	1,250,000	1,242,955
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(d)
02/01/2027	4.250%	1,000,000	967,388
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	6.750%	1,979,000	1,964,895
Technology 0.2%
NCR Corp.(d)
04/15/2029	5.125%	2,000,000	1,910,529
Wireless 0.2%
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	1,500,000	1,270,834
Total Corporate Bonds & Notes (Cost $18,233,535)			18,780,241

Senior Loans 93.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Bleriot US Bidco, Inc.(e),(f),(g)
Tranche B Term Loan
3-month Term SOFR + 4.000% 10/31/2030	9.588%	550,000	552,359
Dynasty Acquisition Co., Inc.(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% 08/24/2028	8.844%	2,196,182	2,205,230
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B2 Term Loan
1-month Term SOFR + 3.500% 08/24/2028	8.844%	846,791	850,280
TransDigm, Inc.(f),(g)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	7.843%	3,903,076	3,912,834
Total			7,520,703
Airlines 0.9%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(f),(g)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 04/20/2028	10.294%	2,939,781	3,037,705
6-month Term SOFR + 2.500% 06/04/2029	7.775%	2,287,063	2,273,912
United Airlines, Inc.(f),(g)
Tranche B Term Loan
3-month Term SOFR + 2.750% 02/22/2031	8.033%	1,120,379	1,123,382
Total			6,434,999
Automotive 1.4%
American Axle & Manufacturing, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	8.326%	2,616,426	2,627,049
Clarios Global LP(f),(g)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	7.844%	3,853,621	3,858,438
First Brands Group LLC(f),(g)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.514%	1,198,616	1,189,434
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.514%	2,898,331	2,879,318
Total			10,554,239
Brokerage/Asset Managers/Exchanges 2.4%
AlixPartners LLP(f),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	7.961%	2,423,607	2,432,308
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Allspring Buyer LLC(f),(g)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 11/01/2028	8.887%	1,300,706	1,292,212
Aretec Group, Inc.(f),(g)
Tranche B2 Term Loan
1-month Term SOFR + 4.000% 08/09/2030	9.344%	1,474,687	1,448,880
Citadel Securities LP(f),(g)
Term Loan
1-month Term SOFR + 2.250% 07/29/2030	7.594%	3,614,160	3,624,569
HighTower Holding LLC (f),(g)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 04/21/2028	9.541%	3,219,453	3,220,257
Russell Investments US Institutional Holdco, Inc.(f),(g)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	10.252%	4,178,972	3,677,495
VFH Parent LLC(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 06/21/2031	8.094%	2,232,625	2,230,527
Total			17,926,248
Building Materials 4.4%
Beacon Roofing Supply, Inc.(f),(g)
Term Loan
1-month Term SOFR + 2.000% 05/19/2028	7.344%	2,014,875	2,022,229
Cornerstone Building Brands, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	8.679%	3,073,600	2,906,734
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	9.829%	179,310	173,483
Covia Holdings LLC(f),(g)
Term Loan
3-month Term SOFR + 4.000% Floor 1.000% 07/31/2026	9.580%	3,080,573	3,057,469
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CPG International LLC(f),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 04/28/2029	7.944%	1,237,406	1,242,046
Foundation Building Materials, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	8.764%	2,984,615	2,943,577
Term Loan
3-month Term SOFR + 4.000% 01/29/2031	9.252%	467,838	463,160
Hunter Douglas Holding BV(f),(g)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	8.836%	2,209,207	2,183,426
Johnstone Supply LLC(f),(g)
Term Loan
1-month Term SOFR + 3.000% 06/09/2031	8.332%	453,547	454,454
LBM Acquisition LLC (e),(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	9.182%	3,152,845	3,100,195
Park River Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 12/28/2027	8.843%	2,128,191	2,019,653
Quikrete Holdings, Inc.(f),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.500% 04/14/2031	7.844%	1,934,392	1,939,828
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	7.594%	1,495,077	1,498,650
Standard Building Solutions, Inc.(f),(g)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 09/22/2028	7.345%	3,222,733	3,228,115
White Cap Supply Holdings LLC(f),(g)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	8.594%	3,878,170	3,844,236
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wilsonart LLC(f),(g)
Tranche E Term Loan
3-month Term SOFR + 3.250% Floor 1.000% 12/31/2026	8.685%	2,197,552	2,197,551
Total			33,274,806
Cable and Satellite 1.9%
CSC Holdings LLC(f),(g)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	9.829%	2,748,702	2,635,345
DIRECTV Financing LLC(f),(g)
Term Loan
1-month Term SOFR + 5.000% Floor 0.750% 08/02/2027	10.458%	1,039,548	1,044,185
Iridium Communications, Inc.(f),(g)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	7.597%	2,742,320	2,716,378
Telesat Canada(f),(g)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	8.359%	4,156,122	1,966,386
UPC Financing Partnership(f),(g)
Tranche AX Term Loan
1-month Term SOFR + 3.000% 01/31/2029	8.443%	2,250,000	2,239,267
Virgin Media Bristol LLC(f),(g)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.943%	2,000,000	1,922,340
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	8.693%	2,175,000	2,087,261
Total			14,611,162
Chemicals 4.2%
Aruba Investments Holdings LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/24/2027	9.444%	1,441,633	1,439,226
Ascend Performance Materials Operations LLC(f),(g)
Term Loan
6-month Term SOFR + 4.750% Floor 0.750% 08/27/2026	10.074%	2,136,635	2,140,502
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems Dutch Holding B BV/Axalta Coating Systems US Holdings, Inc.(f),(g)
Tranche B6 Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 12/20/2029	7.335%	1,098,907	1,102,479
Herens Holdco SARL(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.925% Floor 0.750% 07/03/2028	9.360%	2,943,433	2,847,742
Ineos Quattro Holdings UK Ltd.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	9.694%	2,643,874	2,640,569
Ineos US Finance LLC(f),(g)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	8.594%	1,496,231	1,488,750
Innophos Holdings, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.750% 02/05/2027	9.208%	2,658,707	2,650,944
Nouryon Finance BV(f),(g)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% 04/03/2028	8.826%	1,670,274	1,678,108
Tranche B2 Term Loan
3-month Term SOFR + 3.500% 04/03/2028	8.821%	2,260,771	2,270,673
Olympus Water US Holding Corp.(f),(g)
Tranche B5 Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 06/20/2031	9.097%	3,324,196	3,332,507
PMHC II, Inc.(f),(g)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 04/23/2029	9.704%	2,052,315	2,006,322
Sparta US Holdco LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 08/02/2030	8.593%	1,950,000	1,951,618
Tronox Finance LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 2.750% 04/04/2029	8.094%	865,694	867,434
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Windsor Holdings III LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.000% 08/01/2030	9.345%	3,655,070	3,678,572
WR Grace Holdings LLC(f),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	8.594%	1,732,234	1,739,162
Total			31,834,608
Construction Machinery 0.1%
Columbus McKinnon Corp.(f),(g)
Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 05/14/2028	7.835%	1,084,404	1,088,471
Consumer Cyclical Services 4.7%
Allied Universal Holdco LLC(f),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/12/2028	9.194%	1,979,644	1,978,317
Amentum Government Services Holdings LLC(f),(g)
Tranche 1 1st Lien Term Loan
1-month Term SOFR + 4.000% 01/29/2027	9.458%	1,443,609	1,446,020
Tranche 3 1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 02/15/2029	9.350%	2,474,747	2,480,588
APX Group, Inc.(f),(g)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 07/10/2028	8.302%	2,785,675	2,789,158
Arches Buyer, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.694%	2,552,566	2,439,308
Cast & Crew LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	9.094%	1,594,302	1,596,470
Conservice Midco LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% 05/13/2027	8.844%	3,379,217	3,386,617
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Corporation Service Co.(c),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/02/2029	7.844%	2,655,301	2,665,258
Cushman & Wakefield US Borrower LLC(f),(g)
Term Loan
1-month Term SOFR + 2.750% 08/21/2025	8.208%	61,604	61,585
1-month Term SOFR + 3.750% Floor 0.500% 01/31/2030	9.094%	1,960,890	1,965,792
Ensemble RCM LLC(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	8.252%	1,447,205	1,452,459
Fleet Midco I Ltd.(f),(g)
Tranche B Term Loan
6-month Term SOFR + 3.250% 02/21/2031	8.338%	2,540,239	2,540,239
GBT US III LLC (e),(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% 07/25/2031	8.279%	1,000,000	1,000,000
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(f),(g)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% 11/09/2029	7.344%	938,222	939,807
Grant Thornton Advisors LLC(f),(g)
Term Loan
3-month Term SOFR + 3.250% 06/02/2031	8.597%	720,340	721,629
PG Polaris Bidco SARL(f),(g)
Term Loan
3-month Term SOFR + 3.500% 03/26/2031	8.835%	2,515,760	2,530,427
Prime Security Services Borrower LLC(f),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 10/13/2030	7.582%	1,476,792	1,480,337
Uber Technologies, Inc.(f),(g)
Term Loan
3-month Term SOFR + 2.750% 03/03/2030	8.089%	3,143,206	3,157,602
WW International, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 04/13/2028	8.958%	2,871,875	1,065,293
Total			35,696,906
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 2.9%
Amer Sports Co.(f),(g)
Term Loan
3-month Term SOFR + 3.250% 02/17/2031	8.577%	4,335,553	4,326,535
Bombardier Recreational Products, Inc.(f),(g)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	8.094%	984,826	985,240
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/13/2029	8.094%	2,916,939	2,915,363
Osmosis Buyer Ltd.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 07/31/2028	8.843%	1,237,374	1,240,640
Recess Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 1.000% 02/20/2030	9.752%	1,873,141	1,883,912
SRAM LLC(f),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/18/2028	8.208%	2,443,158	2,445,186
SWF Holdings I Corp.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 10/06/2028	9.458%	1,195,186	917,305
Thor Industries, Inc.(f),(g)
Tranche B3 Term Loan
1-month Term SOFR + 2.250% 11/15/2030	7.594%	720,616	721,517
Topgolf Callaway Brands Corp.(f),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.100% 03/15/2030	8.344%	2,392,503	2,399,346
Weber-Stephen Products LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/30/2027	8.708%	4,023,284	3,711,118
Total			21,546,162
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 3.9%
Barnes Group, Inc.(f),(g)
Term Loan
1-month Term SOFR + 2.500% 09/03/2030	7.844%	1,855,709	1,861,889
CD&R Hydra Buyer, Inc.(e),(f),(g)
Term Loan
1-month Term SOFR + 4.000% 03/25/2031	9.444%	1,215,568	1,218,010
DXP Enterprises, Inc.(f),(g)
Term Loan
6-month Term SOFR + 4.750% Floor 1.000% 10/11/2030	10.164%	2,610,855	2,626,520
EMRLD Borrower LP(f),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 05/31/2030	7.844%	2,505,405	2,505,104
Filtration Group Corp.(f),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/21/2028	8.958%	2,906,197	2,921,135
Gates Corp.(f),(g)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 11/16/2029	7.594%	989,924	991,261
Tranche B5 Term Loan
1-month Term SOFR + 2.250% 06/04/2031	7.594%	1,599,624	1,601,623
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(f),(g)
Term Loan
6-month Term SOFR + 5.000% 02/15/2029	10.326%	2,063,492	2,066,711
Madison IAQ LLC(f),(g)
Term Loan
6-month Term SOFR + 2.750% 06/21/2028	7.889%	3,641,412	3,645,600
TK Elevator Midco GmbH(f),(g)
Tranche B2 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 04/30/2030	8.588%	3,497,622	3,514,550
Vertiv Group Corp.(f),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 03/02/2027	7.343%	1,874,060	1,879,270
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WEC US Holdings Ltd.(f),(g)
Term Loan
1-month Term SOFR + 2.750% 01/27/2031	8.094%	4,358,675	4,366,956
Total			29,198,629
Electric 2.9%
Calpine Construction Finance Co. LP(f),(g)
Term Loan
1-month Term SOFR + 2.000% 07/31/2030	7.344%	1,389,943	1,388,358
Calpine Corp.(f),(g)
Term Loan
1-month Term SOFR + 2.000% 12/16/2027	7.344%	1,435,898	1,440,550
1-month Term SOFR + 2.000% 01/31/2031	7.344%	997,500	996,802
Carroll County Energy LLC(f),(g)
Term Loan
3-month Term SOFR + 4.000% 06/30/2031	9.335%	3,024,044	3,035,384
EFS Cogen Holdings I LLC(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 10/01/2027	9.096%	3,300,000	3,309,636
Generation Bridge Northeast LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/22/2029	8.844%	2,056,207	2,069,922
Hamilton Projects Acquiror LLC(f),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/31/2031	9.094%	2,859,322	2,883,455
Nautilus Power LLC(f),(g)
Term Loan
3-month Term SOFR + 5.250% Floor 2.000% 11/16/2026	10.846%	1,205,974	1,182,855
New Frontera Holdings LLC(f),(g)
1st Lien Term Loan
3-month Term SOFR + 0.000% Floor 1.000% 07/28/2026	18.596%	979,319	1,274,339
2nd Lien Term Loan
3-month Term SOFR + 0.000% Floor 1.000% 07/28/2028	7.096%	339,370	271,920
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oregon Clean Energy(e),(f),(g)
Tranche B Term Loan
3-month Term SOFR + 4.000% Floor 1.000% 07/12/2030	9.332%	1,250,000	1,258,125
Vistra Zero Operating Co. LLC(f),(g)
Term Loan
1-month Term SOFR + 2.750% 04/30/2031	8.097%	3,059,116	3,075,177
Total			22,186,523
Environmental 1.3%
Covanta Holdings Corp. (f),(g)
Tranche B Term Loan
6-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.839%	3,168,709	3,171,783
Tranche C Term Loan
6-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.588%	242,820	243,055
EnergySolutions LLC/Envirocare of Utah LLC (f),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 09/20/2030	9.094%	3,716,893	3,735,478
Northstar Group Services, Inc.(f),(g)
Tranche B Term Loan
6-month Term SOFR + 4.750% Floor 0.500% 05/08/2030	10.014%	1,352,144	1,355,525
Rockwood Service Corp.(e),(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% 07/30/2031	8.000%	977,534	982,421
Total			9,488,262
Finance Companies 0.2%
Avolon Borrower 1 LLC(f),(g)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 06/22/2028	7.345%	1,252,136	1,255,592
Food and Beverage 1.9%
Aramark Intermediate HoldCo Corp.(f),(g)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	7.344%	2,023,518	2,026,554
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Del Monte Foods, Inc.(f),(g)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 05/16/2029	9.736%	2,722,654	2,041,990
Naked Juice LLC(f),(g)
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	11.435%	1,000,000	745,630
Primary Products Finance LLC(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/01/2029	8.971%	3,950,052	3,956,412
Triton Water Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	8.846%	3,797,233	3,806,346
Utz Quality Foods LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 2.750% 01/20/2028	8.094%	2,060,931	2,066,083
Total			14,643,015
Gaming 4.9%
Caesars Entertainment, Inc.(f),(g)
Tranche B Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 02/06/2030	8.097%	4,278,115	4,288,810
ECL Entertainment LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.000% 08/31/2030	9.344%	2,005,163	2,010,176
Entain PLC(f),(g)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% Floor 0.500% 10/31/2029	8.014%	5,043,151	5,048,396
Fertitta Entertainment LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 01/27/2029	9.079%	2,634,668	2,640,122
Flutter Entertainment PLC(f),(g)
Tranche B Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 11/29/2030	7.585%	2,922,764	2,923,992
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
HRNI Holdings LLC(e),(f),(g)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	9.735%	4,470,162	4,451,521
Light and Wonder International, Inc.(f),(g)
Tranche B2 Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 04/15/2029	7.585%	1,889,526	1,901,335
Ontario Gaming GTA LP(f),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	9.585%	3,992,964	4,004,823
PCI Gaming Authority(e),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 07/18/2031	7.958%	2,768,471	2,760,969
Penn Entertainment, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/03/2029	8.194%	1,979,798	1,986,113
Scientific Games Holdings LP (f),(g)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	8.318%	4,566,261	4,557,129
Total			36,573,386
Health Care 4.9%
Agiliti Health, Inc.(f),(g)
Term Loan
3-month Term SOFR + 3.000% 05/01/2030	8.332%	1,097,266	1,088,357
Auris Luxembourg III SARL(f),(g)
Tranche B4 Term Loan
6-month Term SOFR + 4.250% 02/28/2029	9.564%	2,000,000	2,006,940
Catalent Pharma Solutions, Inc.(c),(f),(g)
Tranche B4 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 02/22/2028	8.345%	3,003,830	3,015,094
CHG Healthcare Services, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/29/2028	8.708%	1,653,454	1,654,727
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(f),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 07/06/2029	9.685%	2,747,259	2,758,414
ICON PLC(f),(g)
Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	7.335%	506,146	508,905
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	7.335%	126,107	126,794
Medline Borrower LP(f),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/23/2028	7.844%	5,671,802	5,688,477
Packaging Coordinators Midco, Inc.(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 11/30/2027	8.585%	605,392	607,324
Parexel International, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.000% 11/15/2028	8.344%	3,730,280	3,742,590
Pluto Acquisition I, Inc.(f),(g)
Tranche A Term Loan
3-month Term SOFR + 5.500% 06/20/2028	10.947%	777,784	779,728
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/20/2028	9.328%	2,884,699	2,444,782
Select Medical Corp.(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/06/2027	8.344%	615,281	614,512
Star Parent, Inc.(f),(g)
Term Loan
3-month Term SOFR + 3.750% 09/27/2030	9.085%	2,326,871	2,329,244
Surgery Center Holdings, Inc.(f),(g)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	8.095%	4,142,283	4,150,775
Team Health Holdings, Inc.(f),(g)
Term Loan
1-month Term SOFR + 5.250% Floor 1.000% 03/02/2027	10.502%	1,611,702	1,508,698
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Upstream Newco, Inc.(f),(g)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	9.764%	3,907,300	3,597,490
Total			36,622,851
Independent Energy 0.4%
Parkway Generation LLC(f),(g)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 02/18/2029	10.264%	2,730,541	2,749,327
Tranche C Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 02/18/2029	10.264%	363,663	366,165
Total			3,115,492
Leisure 4.0%
Alterra Mountain Co.(f),(g)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 08/17/2028	8.594%	2,974,417	2,983,727
Tranche B5 Term Loan
1-month Term SOFR + 3.500% 05/31/2030	8.844%	964,342	969,568
Bulldog Purchaser, Inc.(f),(g)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 06/30/2031	9.585%	1,208,250	1,213,288
Carnival Corp. (f),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 08/08/2027	8.094%	491,978	495,053
1-month Term SOFR + 2.750% Floor 0.750% 10/18/2028	8.094%	3,403,593	3,418,501
Cinemark USA, Inc.(f),(g)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/24/2030	8.591%	3,833,367	3,854,528
Formula One Management Ltd.(f),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 01/15/2030	7.585%	2,500,000	2,508,325
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Life Time, Inc.(f),(g)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 01/15/2026	9.514%	2,684,339	2,692,956
Motion Acquisition Ltd.(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	8.835%	3,321,208	3,330,905
NAI Entertainment Holdings LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 1.000% 05/08/2025	8.458%	3,267,626	3,257,007
UFC Holdings LLC(f),(g)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 04/29/2026	8.291%	2,864,947	2,870,906
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(f),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 05/18/2025	8.208%	2,238,129	2,239,808
Total			29,834,572
Lodging 1.1%
Hilton Grand Vacations Borrower LLC(f),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 08/02/2028	7.844%	2,575,592	2,576,803
Playa Resorts Holding BV(f),(g)
Term Loan
1-month Term SOFR + 2.750% 01/05/2029	8.100%	2,846,166	2,845,454
Travel + Leisure Co.(f),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/14/2029	8.695%	2,674,702	2,682,057
Total			8,104,314
Media and Entertainment 5.1%
AppLovin Corp.(f),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/25/2028	7.844%	2,439,047	2,446,169
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cengage Learning, Inc.(f),(g)
Tranche B 1st Lien Term Loan
6-month Term SOFR + 4.250% Floor 1.000% 03/24/2031	9.538%	4,418,225	4,435,500
CMG Media Corp.(f),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% 12/17/2026	8.935%	2,751,456	2,302,639
Creative Artists Agency LLC(f),(g)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% 11/27/2028	8.594%	4,656,320	4,676,389
Dotdash Meredith, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/01/2028	9.443%	1,509,575	1,507,054
E.W. Scripps Co. (The)(f),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.563% 05/01/2026	8.021%	1,435,930	1,384,595
Tranche B3 Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/07/2028	8.458%	820,500	728,424
Gray Television, Inc.(f),(g)
Tranche D Term Loan
1-month Term SOFR + 3.000% 12/01/2028	8.458%	2,910,000	2,683,136
Hubbard Radio LLC(f),(g)
Term Loan
1-month Term SOFR + 4.500% Floor 1.000% 09/30/2027	9.844%	1,991,461	1,577,576
iHeartCommunications, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.000% 05/01/2026	8.458%	1,703,205	1,427,643
MH Sub I LLC/Micro Holding Corp.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	9.594%	1,989,950	1,984,776
Nielsen Consumer, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.750% 03/06/2028	9.208%	2,933,151	2,899,420
Playtika Holding Corp.(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	8.208%	4,050,102	4,054,760
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sinclair Television Group, Inc.(f),(g)
Tranche B3 Term Loan
3-month Term SOFR + 3.000% 04/01/2028	8.514%	1,192,401	849,085
StubHub Holdco Sub LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	10.094%	3,369,364	3,365,152
Univision Communications, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	8.708%	2,059,732	1,999,876
Total			38,322,194
Midstream 3.2%
AL GCX Holdings LLC(f),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/17/2029	8.082%	1,989,751	1,991,740
CQP Holdco LP(f),(g)
Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 12/31/2030	7.585%	3,982,034	3,988,366
GIP III Stetson I LP/II(f),(g)
Term Loan
1-month Term SOFR + 3.500% 10/31/2028	8.844%	2,347,132	2,360,628
GIP Pilot Acquisition Partners LP(f),(g)
Term Loan
3-month Term SOFR + 2.500% 10/04/2030	7.818%	2,880,679	2,891,482
ITT Holdings LLC(f),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/11/2030	8.444%	3,615,075	3,626,391
NGP XI Midstream Holdings LLC(f),(g)
Term Loan
3-month Term SOFR + 4.000% 07/25/2031	9.285%	1,149,156	1,144,847
Oryx Midstream Services Permian Basin LLC(f),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/05/2028	8.441%	2,676,950	2,685,088
Traverse Midstream Partners LLC(f),(g)
Term Loan
3-month Term SOFR + 3.500% 02/16/2028	8.752%	3,378,605	3,382,828
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Whitewater DBR Holdco LLC(f),(g)
Term Loan
3-month Term SOFR + 2.750% 03/03/2031	8.085%	1,945,946	1,950,810
Total			24,022,180
Oil Field Services 0.5%
ChampionX Corp.(f),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 06/07/2029	8.197%	1,985,000	1,990,578
Goodnight Water Solutions Holdings LLC(f),(g)
Term Loan
3-month Term SOFR + 5.250% 06/04/2029	10.593%	1,481,659	1,474,251
Lealand Finance Co. BV(c),(f),(g)
Term Loan
1-month Term SOFR + 3.000% 06/30/2027	8.458%	33,314	18,323
Lealand Finance Co. BV(f),(g)
Term Loan
1-month Term SOFR + 1.000% 12/31/2027	6.458%	487,743	171,929
Total			3,655,081
Other Financial Institutions 1.9%
19th Holdings Golf LLC(f),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	8.682%	1,237,374	1,214,952
Alter Domus(e),(f),(g)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 07/17/2031	8.821%	33,328	33,474
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 07/17/2031	8.822%	450,650	452,624
Citco Funding LLC(f),(g)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 04/27/2028	8.097%	1,567,555	1,570,815
FinCo I LLC(f),(g)
Term Loan
3-month Term SOFR + 3.000% 06/27/2029	8.255%	1,832,848	1,841,499
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Freeport LNG Investments LLLP(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/21/2028	9.044%	4,392,735	4,369,673
IGT Holding IV AB/IFS(f),(g)
Tranche B2 Term Loan
3-month Term SOFR + 3.400% Floor 0.500% 03/31/2028	8.972%	3,012,143	3,010,878
Trans Union LLC(f),(g)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 12/01/2028	7.347%	1,852,764	1,853,691
Total			14,347,606
Other Industry 0.8%
Artera Services LLC(e),(f),(g)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	9.835%	1,691,150	1,693,788
Brand Industrial Services, Inc.(f),(g)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	9.748%	217,025	216,999
Hillman Group, Inc. (The)(f),(g)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 07/14/2028	7.594%	1,577,210	1,579,182
WireCo WorldGroup, Inc.(c),(f),(g)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	9.032%	2,611,017	2,617,545
Total			6,107,514
Other REIT 0.1%
OEG Borrower LLC(f),(g)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	8.835%	600,652	599,529
Packaging 3.0%
Anchor Glass Container Corp.(f),(g)
2nd Lien Term Loan
3-month Term SOFR + 7.750% Floor 1.000% 12/07/2024	13.316%	333,333	133,500
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Anchor Packaging LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% 07/18/2029	9.094%	2,515,015	2,517,254
Charter Next Generation, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% 12/01/2027	8.597%	4,309,355	4,327,325
Clydesdale Acquisition Holdings, Inc.(f),(g)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.675% Floor 0.500% 04/13/2029	9.119%	4,676,212	4,677,381
Flint Group Packaging Inks North America Holdings LLC(f),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	5.645%	1,583,590	1,389,600
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	5.645%	2,111,802	395,963
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	9.795%	2,973,878	2,843,771
Mauser Packaging Solutions Holding Co.(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% 04/15/2027	8.842%	1,371,397	1,375,401
Pactiv Evergreen, Inc.(f),(g)
Tranche B4 Term Loan
1-month Term SOFR + 2.500% 09/24/2028	7.844%	3,257,947	3,262,703
Tosca Services LLC(f),(g)
Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 08/18/2027	9.014%	1,915,043	1,654,597
Total			22,577,495
Property & Casualty 3.7%
Acrisure LLC (f),(g)
Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 11/06/2030	10.750%	2,154,429	2,151,155
AssuredPartners, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	8.844%	3,311,995	3,322,361
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Asurion LLC(f),(g)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	8.708%	959,529	955,384
Tranche B9 Term Loan
1-month Term SOFR + 3.250% 07/31/2027	8.708%	1,451,250	1,436,462
Asurion LLC (f),(g)
Tranche B11 Term Loan
1-month Term SOFR + 4.250% 08/19/2028	9.694%	494,987	492,691
Broadstreet Partners, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/13/2031	8.594%	3,330,054	3,334,583
Hub International Ltd.(f),(g)
Term Loan
3-month Term SOFR + 3.000% Floor 0.750% 06/20/2030	8.230%	4,459,226	4,463,685
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(f),(g)
Term Loan
1-month Term SOFR + 3.750% 02/24/2028	9.002%	3,527,918	3,532,328
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(e),(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% 02/24/2028	9.002%	100,000	100,125
Truist Insurance Holdings LLC(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% 05/06/2031	8.585%	3,288,730	3,294,386
USI, Inc.(f),(g)
Term Loan
3-month Term SOFR + 2.750% 09/27/2030	8.085%	2,036,907	2,039,453
Tranche B Term Loan
3-month Term SOFR + 2.750% 11/22/2029	8.085%	2,974,567	2,979,326
Total			28,101,939
Restaurants 1.3%
Dave & Buster’s, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/29/2029	8.625%	2,691,238	2,697,778
IRB Holding Corp.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 12/15/2027	8.194%	2,705,611	2,706,450
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Whatabrands LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/03/2028	8.094%	4,667,320	4,669,980
Total			10,074,208
Retailers 2.1%
CWGS Group LLC(f),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.750% 06/03/2028	7.964%	1,991,640	1,905,621
Great Outdoors Group LLC(f),(g)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	9.208%	4,976,370	4,966,616
Harbor Freight Tools USA, Inc.(f),(g)
Term Loan
1-month Term SOFR + 2.500% 06/11/2031	7.844%	3,681,524	3,631,749
PetSmart LLC(f),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.194%	2,374,278	2,353,005
Restoration Hardware, Inc.(f),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	7.958%	997,436	940,792
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	8.694%	2,407,706	2,301,069
Total			16,098,852
Technology 20.1%
Adeia, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.000% 06/08/2028	8.345%	3,300,003	3,310,332
Ahead DB Holdings LLC(f),(g)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 02/01/2031	9.585%	2,000,000	2,002,140
Applied Systems, Inc.(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.500% 02/24/2031	8.835%	1,500,000	1,506,900
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Learning LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.944%	2,145,451	2,146,460
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.194%	4,246,828	4,098,189
athenahealth Group, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.594%	4,569,322	4,557,899
Atlas CC Acquisition Corp.(f),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.859%	2,899,628	2,119,628
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.859%	589,755	431,111
Avaya, Inc.(f),(g)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	12.844%	1,872,636	1,684,436
Barracuda Parent LLC(f),(g)
1st Lien Term Loan
6-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	9.814%	1,629,211	1,572,189
BMC Software, Inc.(e),(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.750% 07/30/2031	9.005%	1,496,521	1,489,667
Boost Newco Borrower LLC(f),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 01/31/2031	8.335%	4,068,053	4,069,965
Camelot US Acquisition LLC(f),(g)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	8.094%	3,865,524	3,867,457
Central Parent LLC(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	8.585%	4,887,034	4,834,841
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cloud Software Group, Inc.(f),(g)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 03/30/2029	9.335%	5,371,043	5,366,156
Cloudera, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	9.194%	2,290,396	2,218,821
Coherent Corp.(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 07/02/2029	7.844%	2,923,219	2,927,604
CoreLogic, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	8.958%	3,646,875	3,585,352
Cotiviti, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.250% 05/01/2031	8.593%	3,948,711	3,961,071
Darktrace PLC(e),(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/02/2031		2,407,393	2,374,292
DCert Buyer, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% 10/16/2026	9.344%	3,858,660	3,591,564
Dun & Bradstreet Corp. (The)(f),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% 01/18/2029	8.097%	2,591,403	2,596,275
Ellucian Holdings, Inc.(e),(f),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/09/2029	8.944%	4,462,395	4,493,632
Endurance International Group Holdings, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 02/10/2028	8.949%	2,929,283	2,608,526
Flash Charm, Inc.(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	8.748%	3,612,826	3,587,139
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Fortress Intermediate 3, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.750% 06/27/2031	9.097%	2,998,380	2,998,380
Gen Digital, Inc.(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/12/2029	7.094%	2,361,714	2,359,423
Genesys Cloud Services Holdings I LLC(f),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 12/01/2027	9.208%	382,229	384,538
Greeneden US Holdings I LLC(f),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 12/01/2027	8.844%	191,084	192,060
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(f),(g)
Term Loan
3-month Term SOFR + 3.750% 07/18/2030	9.085%	2,921,219	2,919,641
Idemia Group SAS(f),(g)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	9.585%	3,319,214	3,327,512
Informatica LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 2.250% 10/27/2028	7.594%	2,636,142	2,643,234
Ingram Micro, Inc.(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 06/30/2028	8.596%	2,234,043	2,247,067
ION Trading Finance Ltd.(f),(g)
Term Loan
3-month Term SOFR + 4.000% 04/01/2028	9.346%	1,063,590	1,061,877
Loyalty Ventures, Inc.(c),(f),(h)
Tranche B Term Loan
11/03/2027	14.000%	2,716,857	20,376
Lummus Technology Holdings V LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% 12/31/2029	8.958%	3,518,517	3,531,711
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
McAfee Corp.(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 03/01/2029	8.593%	5,018,956	5,007,965
Mitchell International, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	8.594%	3,485,602	3,445,239
Mitnick Corporate Purchaser, Inc.(f),(g)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/02/2029	9.852%	1,186,780	1,034,872
MYOB US Borrower LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% 05/06/2026	9.344%	1,567,500	1,524,394
Natel Engineering Co., Inc.(f),(g)
Term Loan
1-month Term SOFR + 6.250% Floor 1.000% 04/30/2026	11.708%	2,818,638	2,494,494
Neptune BidCo US, Inc.(f),(g)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% 10/11/2028	10.154%	1,541,540	1,445,841
Nielsen Consumer, Inc.(f),(g)
Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 03/06/2028	10.094%	1,749,127	1,738,930
Open Text Corp.(f),(g)
Term Loan
1-month Term SOFR + 2.250% 01/31/2030	7.594%	1,715,952	1,724,446
Peraton Corp.(f),(g)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	9.194%	4,847,776	4,845,740
Tranche B1 2nd Lien Term Loan
3-month Term SOFR + 7.750% Floor 0.750% 02/01/2029	13.177%	995,348	998,254
Project Boost Purchaser LLC(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.500% 07/16/2031	8.786%	3,287,759	3,293,709
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Proofpoint, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	8.344%	4,034,468	4,045,482
Rackspace Finance LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	8.197%	2,892,132	1,283,904
Riverbed Technology LLC(f),(g)
Term Loan
3-month Term SOFR + 2.500% 07/01/2028	7.835%	445,159	272,103
Sabre GLBL, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/30/2028	9.694%	1,273,600	1,159,778
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	8.958%	720,312	650,081
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	8.958%	1,128,866	1,018,802
Sovos Compliance LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/11/2028	9.958%	4,338,936	4,329,173
SS&C Technologies Holdings, Inc.(f),(g)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 05/09/2031	7.344%	1,234,407	1,238,629
Tempo Acquisition LLC(f),(g)
Term Loan
1-month Term SOFR + 2.250% 08/31/2028	7.594%	3,987,436	3,999,637
UKG, Inc.(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% 02/10/2031	8.555%	3,172,977	3,182,115
Ultra Clean Holdings, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.500% 02/25/2028	8.844%	2,432,356	2,445,539
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Virtusa Corp.(f),(g)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	8.594%	3,400,348	3,409,699
VS Buyer LLC(f),(g)
Term Loan
1-month Term SOFR + 3.250% 04/12/2031	8.579%	602,499	604,385
Total			151,880,676
Transportation Services 0.9%
Brown Group Holding LLC(f),(g)
Tranche B2 Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/01/2031	8.107%	3,114,274	3,111,503
First Student Bidco, Inc.(f),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	8.596%	2,095,613	2,099,678
Tranche B2 Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	8.435%	1,165,060	1,167,553
Tranche C Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	8.596%	639,096	640,336
Total			7,019,070
Wireless 0.9%
Altice France SA(f),(g)
Tranche B14 Term Loan
3-month Term SOFR + 5.500% 08/15/2028	10.801%	2,313,980	1,760,939
Crown Subsea Communications Holdings, Inc.(f),(g)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 01/30/2031	9.252%	3,678,232	3,697,543
SBA Senior Finance II LLC(f),(g)
Term Loan
1-month Term SOFR + 2.000% 01/25/2031	7.350%	1,260,027	1,261,601
Total			6,720,083
Total Senior Loans (Cost $711,908,070)			701,037,367
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.551%(i),(j)	30,668,527	30,662,393
Total Money Market Funds (Cost $30,659,626)		30,662,393
Total Investments in Securities (Cost: $767,979,433)		753,903,663
Other Assets & Liabilities, Net		(127,306)
Net Assets		753,776,357
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2024, the total value of these securities amounted to $4, which represents less than 0.01% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2024, the total value of these securities amounted to $18,780,241, which represents 2.49% of total net assets.

(e)	Represents a security purchased on a forward commitment basis.
(f)
The stated interest rate represents the weighted average interest rate at July 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Variable rate security. The interest rate shown was the current rate as of July 31, 2024.
(h)	Represents a security in default.
(i)	The rate shown is the seven-day current annualized yield at July 31, 2024.
(j)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended July 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.551%
	100,083,642	276,961,499	(346,386,528)	3,780	30,662,393	10,198	2,760,790	30,668,527
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Fair value measurements   (continued)
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	480,861	1,955,912	0 *	2,436,773
Consumer Discretionary	—	2,955	—	2,955
Energy	—	119,818	2	119,820
Financials	—	4,306	—	4,306
Health Care	—	358,093	—	358,093
Industrials	—	98,709	—	98,709
Information Technology	—	400,634	—	400,634
Materials	—	—	2	2
Total Common Stocks	480,861	2,940,427	4	3,421,292
Convertible Preferred Stocks
Information Technology	—	—	2,370	2,370
Total Convertible Preferred Stocks	—	—	2,370	2,370
Corporate Bonds & Notes	—	18,780,241	—	18,780,241
Senior Loans	—	692,700,771	8,336,596	701,037,367
Money Market Funds	30,662,393	—	—	30,662,393
Total Investments in Securities	31,143,254	714,421,439	8,338,970	753,903,663

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Fair value measurements   (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 07/31/2023 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 07/31/2024 ($)
Common Stocks	81,658	—	—	(83,333)	168	—	1,511	—	4
Convertible Preferred Stocks	2,370	—	—	—	—	—	—	—	2,370
Senior Loans	7,598,088	1,139	20,968	(205,150)	6,100,033	(3,743,608)	3,078,876	(4,513,750)	8,336,596
Total	7,682,116	1,139	20,968	(288,483)	6,100,201	(3,743,608)	3,080,387	(4,513,750)	8,338,970
(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2024 was $(330,447), which is comprised of Common Stocks of $(83,333) and Senior Loans of $(247,114).
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer and/or utilizing a market approach. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable, and observable market data to value these assets as of period end.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at July 31, 2024:
	Valuation Technique	Value ($)
Common Stocks
Communication Services	Market Approach	0
Energy	Market Approach	2
Materials	Market Approach	2
Convertible Preferred Stocks
Information Technology	Single Market Quotes from Broker	2,370
Senior Loans	Single Market Quotes from Broker	8,336,596
Total		8,338,970
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2024

Statement of Assets and Liabilities
July 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $737,319,807)	$723,241,270
Affiliated issuers (cost $30,659,626)	30,662,393
Cash	6,578,506
Receivable for:
Investments sold	3,893,270
Investments sold on a delayed delivery basis	4,766,358
Capital shares sold	5,648,988
Dividends	123,761
Interest	3,061,951
Expense reimbursement due from Investment Manager	566
Prepaid expenses	9,293
Total assets	777,986,356
Liabilities
Payable for:
Investments purchased	3,893,267
Investments purchased on a delayed delivery basis	13,195,564
Capital shares redeemed	1,893,382
Distributions to shareholders	5,001,435
Management services fees	13,246
Distribution and/or service fees	2,169
Transfer agent fees	41,923
Compensation of board members	753
Other expenses	45,760
Deferred compensation of board members	122,500
Total liabilities	24,209,999
Net assets applicable to outstanding capital stock	$753,776,357
Represented by
Paid in capital	880,972,452
Total distributable earnings (loss)	(127,196,095)
Total - representing net assets applicable to outstanding capital stock	$753,776,357
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2024

Statement of Assets and Liabilities (continued)
July 31, 2024
Class A
Net assets	$206,039,957
Shares outstanding	6,143,451
Net asset value per share	$33.54
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$34.58
Advisor Class
Net assets	$15,972,041
Shares outstanding	476,965
Net asset value per share	$33.49
Class C
Net assets	$28,180,576
Shares outstanding	840,114
Net asset value per share	$33.54
Institutional Class
Net assets	$336,601,923
Shares outstanding	10,050,220
Net asset value per share	$33.49
Institutional 2 Class
Net assets	$78,648,806
Shares outstanding	2,335,856
Net asset value per share	$33.67
Institutional 3 Class
Net assets	$88,333,054
Shares outstanding	2,635,051
Net asset value per share	$33.52
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2024

Statement of Operations
Year Ended July 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$595,842
Dividends — affiliated issuers	2,760,790
Interest	67,448,575
Interfund lending	4,003
Total income	70,809,210
Expenses:
Management services fees	4,935,589
Distribution and/or service fees
Class A	526,011
Class C	265,616
Class R	5,402
Transfer agent fees
Class A	169,136
Advisor Class	12,421
Class C	21,308
Institutional Class	249,593
Institutional 2 Class	77,725
Institutional 3 Class	3,784
Class R	883
Printing and postage fees	53,624
Registration fees	134,337
Accounting services fees	41,499
Legal fees	34,619
Compensation of chief compliance officer	141
Compensation of board members	19,038
Deferred compensation of board members	23,760
Other	7,963
Total expenses	6,582,449
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(198,976)
Total net expenses	6,383,473
Net investment income	64,425,737
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(15,164,446)
Investments — affiliated issuers	10,198
Net realized loss	(15,154,248)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	18,685,393
Investments — affiliated issuers	3,780
Net change in unrealized appreciation (depreciation)	18,689,173
Net realized and unrealized gain	3,534,925
Net increase in net assets resulting from operations	$67,960,662
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2024

Statement of Changes in Net Assets

	Year Ended July 31, 2024	Year Ended July 31, 2023
Operations
Net investment income	$64,425,737	$57,079,026
Net realized loss	(15,154,248)	(24,570,253)
Net change in unrealized appreciation (depreciation)	18,689,173	26,347,522
Net increase in net assets resulting from operations	67,960,662	58,856,295
Distributions to shareholders
Net investment income and net realized gains
Class A	(17,806,659)	(17,470,987)
Advisor Class	(1,345,686)	(1,845,966)
Class C	(2,044,448)	(1,857,679)
Institutional Class	(27,101,076)	(26,635,095)
Institutional 2 Class	(12,105,835)	(2,782,237)
Institutional 3 Class	(5,281,649)	(7,381,925)
Class R	(90,742)	(104,892)
Total distributions to shareholders	(65,776,095)	(58,078,781)
Increase (decrease) in net assets from capital stock activity	15,935,554	(213,088,931)
Total increase (decrease) in net assets	18,120,121	(212,311,417)
Net assets at beginning of year	735,656,236	947,967,653
Net assets at end of year	$753,776,357	$735,656,236
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2024		July 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,007,846	33,840,363	1,042,571	34,570,269
Distributions reinvested	513,824	17,259,810	510,632	16,881,114
Shares redeemed	(1,804,955)	(60,648,887)	(2,637,371)	(87,270,707)
Net decrease	(283,285)	(9,548,714)	(1,084,168)	(35,819,324)
Advisor Class
Shares sold	215,766	7,240,217	180,232	5,985,895
Distributions reinvested	40,098	1,344,835	55,897	1,844,271
Shares redeemed	(232,358)	(7,792,354)	(784,845)	(25,854,466)
Net increase (decrease)	23,506	792,698	(548,716)	(18,024,300)
Class C
Shares sold	286,958	9,638,317	190,556	6,310,440
Distributions reinvested	55,722	1,872,199	50,771	1,678,611
Shares redeemed	(261,478)	(8,782,604)	(419,034)	(13,859,780)
Net increase (decrease)	81,202	2,727,912	(177,707)	(5,870,729)
Institutional Class
Shares sold	4,963,763	166,590,674	2,756,958	91,218,987
Distributions reinvested	727,071	24,392,017	711,779	23,494,527
Shares redeemed	(3,993,033)	(133,975,930)	(8,653,327)	(286,002,184)
Net increase (decrease)	1,697,801	57,006,761	(5,184,590)	(171,288,670)
Institutional 2 Class
Shares sold	1,423,557	47,964,964	3,416,977	114,539,473
Distributions reinvested	358,560	12,093,402	83,392	2,771,585
Shares redeemed	(3,320,937)	(112,066,534)	(1,174,267)	(38,950,324)
Net increase (decrease)	(1,538,820)	(52,008,168)	2,326,102	78,360,734
Institutional 3 Class
Shares sold	2,212,647	74,443,958	929,710	30,989,435
Distributions reinvested	156,142	5,241,281	223,388	7,377,811
Shares redeemed	(1,830,849)	(61,410,576)	(2,983,952)	(98,561,676)
Net increase (decrease)	537,940	18,274,663	(1,830,854)	(60,194,430)
Class R
Shares sold	14,200	476,794	9,542	314,187
Distributions reinvested	2,427	81,568	2,983	98,682
Shares redeemed	(55,513)	(1,867,960)	(20,160)	(665,081)
Net decrease	(38,886)	(1,309,598)	(7,635)	(252,212)
Total net increase (decrease)	479,458	15,935,554	(6,507,568)	(213,088,931)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2024

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Columbia Floating Rate Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 7/31/2024	$33.43	2.79	0.17	2.96	(2.85)	(2.85)
Year Ended 7/31/2023	$33.27	2.42	0.23	2.65	(2.49)	(2.49)
Year Ended 7/31/2022	$35.28	1.15	(2.08)	(0.93)	(1.08)	(1.08)
Year Ended 7/31/2021(d)	$33.22	1.12	1.98	3.10	(1.04)	(1.04)
Year Ended 7/31/2020(d)	$35.88	1.48	(2.62)	(1.14)	(1.52)	(1.52)
Advisor Class
Year Ended 7/31/2024	$33.38	2.86	0.17	3.03	(2.92)	(2.92)
Year Ended 7/31/2023	$33.22	2.44	0.29	2.73	(2.57)	(2.57)
Year Ended 7/31/2022	$35.23	1.25	(2.09)	(0.84)	(1.17)	(1.17)
Year Ended 7/31/2021(d)	$33.17	1.21	1.97	3.18	(1.12)	(1.12)
Year Ended 7/31/2020(d)	$35.82	1.56	(2.61)	(1.05)	(1.60)	(1.60)
Class C
Year Ended 7/31/2024	$33.44	2.53	0.16	2.69	(2.59)	(2.59)
Year Ended 7/31/2023	$33.28	2.17	0.23	2.40	(2.24)	(2.24)
Year Ended 7/31/2022	$35.29	0.89	(2.08)	(1.19)	(0.82)	(0.82)
Year Ended 7/31/2021(d)	$33.23	0.87	1.97	2.84	(0.78)	(0.78)
Year Ended 7/31/2020(d)	$35.89	1.24	(2.62)	(1.38)	(1.28)	(1.28)
Institutional Class
Year Ended 7/31/2024	$33.39	2.86	0.17	3.03	(2.93)	(2.93)
Year Ended 7/31/2023	$33.22	2.47	0.27	2.74	(2.57)	(2.57)
Year Ended 7/31/2022	$35.23	1.26	(2.10)	(0.84)	(1.17)	(1.17)
Year Ended 7/31/2021(d)	$33.18	1.21	1.96	3.17	(1.12)	(1.12)
Year Ended 7/31/2020(d)	$35.83	1.56	(2.61)	(1.05)	(1.60)	(1.60)
Institutional 2 Class
Year Ended 7/31/2024	$33.56	2.90	0.16	3.06	(2.95)	(2.95)
Year Ended 7/31/2023	$33.40	2.50	0.26	2.76	(2.60)	(2.60)
Year Ended 7/31/2022	$35.42	1.22	(2.05)	(0.83)	(1.19)	(1.19)
Year Ended 7/31/2021(d)	$33.35	1.22	1.99	3.21	(1.14)	(1.14)
Year Ended 7/31/2020(d)	$36.01	1.52	(2.54)	(1.02)	(1.64)	(1.64)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2024	$33.54	9.17%	1.02%	0.99%	8.29%	80%	$206,040
Year Ended 7/31/2023	$33.43	8.32%	1.05%	1.01%	7.27%	35%	$214,863
Year Ended 7/31/2022	$33.27	(2.70% )	1.04%	1.02% (c)	3.33%	35%	$249,880
Year Ended 7/31/2021 (d)	$35.28	9.35%	1.06%	1.02% (c)	3.24%	75%	$212,382
Year Ended 7/31/2020 (d)	$33.22	(3.11% )	1.05%	1.02% (c)	4.32%	37%	$204,715
Advisor Class
Year Ended 7/31/2024	$33.49	9.44%	0.77%	0.74%	8.54%	80%	$15,972
Year Ended 7/31/2023	$33.38	8.59%	0.80%	0.76%	7.32%	35%	$15,137
Year Ended 7/31/2022	$33.22	(2.48% )	0.79%	0.77% (c)	3.63%	35%	$33,290
Year Ended 7/31/2021 (d)	$35.23	9.73%	0.81%	0.77% (c)	3.48%	75%	$21,910
Year Ended 7/31/2020 (d)	$33.17	(2.99% )	0.80%	0.77% (c)	4.56%	37%	$19,905
Class C
Year Ended 7/31/2024	$33.54	8.32%	1.77%	1.74%	7.53%	80%	$28,181
Year Ended 7/31/2023	$33.44	7.50%	1.80%	1.76%	6.50%	35%	$25,376
Year Ended 7/31/2022	$33.28	(3.43% )	1.79%	1.77% (c)	2.56%	35%	$31,167
Year Ended 7/31/2021 (d)	$35.29	8.56%	1.81%	1.77% (c)	2.52%	75%	$30,173
Year Ended 7/31/2020 (d)	$33.23	(3.83% )	1.80%	1.77% (c)	3.56%	37%	$48,167
Institutional Class
Year Ended 7/31/2024	$33.49	9.40%	0.77%	0.74%	8.54%	80%	$336,602
Year Ended 7/31/2023	$33.39	8.62%	0.80%	0.76%	7.41%	35%	$278,860
Year Ended 7/31/2022	$33.22	(2.47% )	0.79%	0.77% (c)	3.66%	35%	$449,743
Year Ended 7/31/2021 (d)	$35.23	9.73%	0.81%	0.77% (c)	3.49%	75%	$249,552
Year Ended 7/31/2020 (d)	$33.18	(2.99% )	0.80%	0.77% (c)	4.59%	37%	$213,695
Institutional 2 Class
Year Ended 7/31/2024	$33.67	9.46%	0.74%	0.71%	8.58%	80%	$78,649
Year Ended 7/31/2023	$33.56	8.62%	0.78%	0.72%	7.54%	35%	$130,041
Year Ended 7/31/2022	$33.40	(2.44% )	0.75%	0.73%	3.50%	35%	$51,720
Year Ended 7/31/2021 (d)	$35.42	9.70%	0.77%	0.73%	3.51%	75%	$95,567
Year Ended 7/31/2020 (d)	$33.35	(2.80% )	0.77%	0.73%	4.51%	37%	$68,780
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Year Ended 7/31/2024	$33.42	2.88	0.17	3.05	(2.95)	(2.95)
Year Ended 7/31/2023	$33.25	2.47	0.30	2.77	(2.60)	(2.60)
Year Ended 7/31/2022	$35.27	1.25	(2.07)	(0.82)	(1.20)	(1.20)
Year Ended 7/31/2021(d)	$33.21	1.23	1.99	3.22	(1.16)	(1.16)
Year Ended 7/31/2020(d)	$35.87	1.60	(2.62)	(1.02)	(1.64)	(1.64)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Floating Rate Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 7/31/2024	$33.52	9.48%	0.70%	0.67%	8.60%	80%	$88,333
Year Ended 7/31/2023	$33.42	8.70%	0.72%	0.68%	7.39%	35%	$70,077
Year Ended 7/31/2022	$33.25	(2.41% )	0.70%	0.68%	3.60%	35%	$130,619
Year Ended 7/31/2021 (d)	$35.27	9.82%	0.72%	0.68%	3.55%	75%	$139,132
Year Ended 7/31/2020 (d)	$33.21	(2.90% )	0.71%	0.69%	4.66%	37%	$75,271
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund  | 2024

Notes to Financial Statements
July 31, 2024
Note 1. Organization
Columbia Floating Rate Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to liquidate Class R shares of the Fund. Effective on March 11, 2024, Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
The Board of Trustees of the Fund also approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund will be converted to Institutional Class shares of the Fund. This will be a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Columbia Floating Rate Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan participations and assignments of all or a portion of a loan. When the Fund purchases a senior loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other parties positioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the senior loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan participations and assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid when purchased, may become illiquid.
Columbia Floating Rate Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
The Fund may enter into senior loan participations and assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Columbia Floating Rate Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The effective management services fee rate for the year ended July 31, 2024 was 0.65% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Columbia Floating Rate Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended July 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.06 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2024, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. As a result of Class R shares of the Fund being liquidated, April 19, 2024 was the last day the Fund paid a distribution and service fee for Class R shares.

Columbia Floating Rate Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $951,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended July 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00 (a)	168,793
Class C	—	1.00 (b)	3,756

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2023 through November 30, 2024 (%)	Prior to December 1, 2023 (%)
Class A	1.00	1.01
Advisor Class	0.75	0.76
Class C	1.75	1.76
Institutional Class	0.75	0.76
Institutional 2 Class	0.72	0.72
Institutional 3 Class	0.67	0.68
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Floating Rate Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, distributions and miscellaneous adjustments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
150,336	(150,336)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2024			Year Ended July 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
65,776,095	—	65,776,095	58,078,781	—	58,078,781
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At July 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
4,014,684	—	(111,907,457)	(14,179,387)
At July 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
768,083,050	4,813,408	(18,992,795)	(14,179,387)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended July 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(13,165,921)	(98,741,536)	(111,907,457)	—

Columbia Floating Rate Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $611,710,391 and $588,327,266, respectively, for the year ended July 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended July 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,447,059	5.86	17
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at July 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed.
Columbia Floating Rate Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended July 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Floating rate loan risk
Floating rate loans are generally subject to legal or contractual restrictions on resale, may trade infrequently on the secondary market, may trade only in the over-the-counter market and are typically subject to extended settlement periods. Each of these factors may result in increased liquidity risk and impaired value when the Fund needs to liquidate such loans. Additionally, portfolio managers may avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. A decision not to receive Confidential Information may disadvantage the Fund and could adversely affect the Fund’s performance. Certain floating rate and other loans may not be fully collateralized and may decline in value. Because rates on certain floating rate loans reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can cause fluctuations in the Fund’s NAV.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise, though the values of floating rate instruments tend to move less in response to changes in interest rates than the values of fixed rate instruments. Debt instruments with floating coupon rates are typically less sensitive to interest rate changes, but these debt instruments may decline in value if their coupon rates do not keep pace with increases in interest rates. Because rates on certain floating rate loans and floating rate debt instruments reset only periodically, changes in interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s NAV. Because the Fund invests primarily in floating rate loans and floating rate debt securities, a decrease in interest rates will typically reduce the amount of income the Fund receives from such loans. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest

Columbia Floating Rate Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At July 31, 2024, affiliated shareholders of record owned 43.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Floating Rate Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Floating Rate Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Floating Rate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Floating Rate Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of July 31, 2024, the related statement of operations for the year ended July 31, 2024, the statement of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 20, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Floating Rate Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Section 163(j) Interest Dividends
98.97%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.

Columbia Floating Rate Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Floating Rate Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Floating Rate Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

Columbia Floating Rate Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Floating Rate Fund  | 2024

Columbia Floating Rate Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN149_07_P01_(09/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	September 20, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	September 20, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	September 20, 2024